Segment Reporting (Information for Revenue from External Customers by Destination) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Net sales	¥ 1,479,627	¥ 1,526,536	¥ 1,447,369
Japan
Segment Reporting Information [Line Items]
Net sales	607,642	643,577	643,423
Asia
Segment Reporting Information [Line Items]
Net sales	307,744	301,278	274,512
Europe
Segment Reporting Information [Line Items]
Net sales	253,382	265,323	247,700
United States of America
Segment Reporting Information [Line Items]
Net sales	250,203	248,145	217,230
Other Countries
Segment Reporting Information [Line Items]
Net sales	¥ 60,656	¥ 68,213	¥ 64,504